PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Group
	Customer remediatio n	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructurin g	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	106	132	—	—	47	78	32	7	402
Additional provisions (See Note 8)	306	29	44	41	2	7	87	185	701
Provisions released (See Note 8)	—	(4)	—	—	(1)	—	—	—	(5)
Utilisation and other	(64)	(45)	(42)	(58)	(20)	—	(101)	(178)	(508)
Recharge (1)	—	—	—	15	—	—	—	—	15
Reclassification from provisions to other assets	—	—	—	6	—	—	—	—	6
At 31 December 2024	348	112	2	4	28	85	18	14	611
(1)Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group

Schedule of Sensitivity of the Provision to Changes in Claim Rates	The table below shows the sensitivity of the provision to changes in the claim rate.

		Increase / (decrease) in provision
		2024
Assumption	Change in assumption	£m
Claim rate	5% increase	47
Claim rate	5% decrease	(47)